Income Taxes	12 Months Ended
Mar. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 17: — INCOME TAXES

a.	Corporate income tax rate in Israel:

Taxable income of Israeli companies is subject to income tax at the rate of 24.0%, 25.0% and 26.5% for the years ended March 31, 2018, 2017 and 2016, respectively.

b.	Tax benefits under the Law for the Encouragement of Industry (Taxes), 1969:

The Company is an “industrial company” as defined by this law and, as such, is entitled to certain income tax benefits, mainly increased depreciation rates in respect of machinery and equipment (as prescribed by regulations published under the Inflationary Adjustments Law) and the right to claim public issuance expenses, amortization of acquired patents and other intangible property rights as deductions for tax purposes.

c.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959 (“the Investments Law”):

Various production and development facilities of the Company have been granted “Approved Enterprise” and “Benefited Enterprise” status, which provides certain benefits, including tax exemptions and reduced tax rates for a defined period. The benefits available to an Approved Enterprise and Benefited Enterprise relate only to taxable income attributable to the specific investment program and are conditioned upon terms stipulated in the Investments Law and the related regulations and the criteria set forth in the applicable certificate of approval (for an Approved Enterprise).  If the Company does not fulfill these conditions, in whole or in part, the benefits can be cancelled and the Company may be required to pay additional tax to refund the benefits, in an amount linked to the Israeli consumer price index plus interest.

The Company qualifies as a foreign investors’ company, or FIC. FICs are entitled to further reductions in the tax rate normally applicable to Approved or Benefited Enterprises, depending on the level of foreign ownership.  The tax rate ranges between 10% (when foreign ownership is 90% or more) to 25% (when the foreign ownership is below 49%).

The Company has three active plans, two Approved Enterprises under the Alternative Benefits Program (Plan 3-4 and Plan 5) and one Benefited Enterprise (Plan 6), granting us a package of benefits, subject to compliance with applicable requirements.  Under Plan 3-4 (benefit period starting 2003), the Company was entitled to an exemption from corporate income tax on undistributed profits for a period of two years following implementation of the plan and to a reduced tax rate of between 10% and 25% (depending on the level of foreign investment) for an additional 13 years thereafter.  Under Plan 5 (benefit period starting 2007), the Company was entitled to an exemption from corporate income tax on undistributed profits for a period of two years following implementation of such plan and to a reduced tax rate of 10% to 25% (depending on the level of foreign investment) for eight additional years thereafter.  We filed a request for an additional five years of reduced tax rates for such plan.  Approval is still pending.  Under Plan 6 (benefit period starting 2010), the Company was entitled to an exemption from corporate income tax on undistributed profits for a period of two years and a reduced tax rate of 10% to 25% (depending on the level of foreign investment) for eight additional years thereafter.

The entitlement to these benefits is conditional upon the Company fulfilling the requirements of the Investments Law, regulations published thereunder and the certificate of approval for the specific investments in the case of Approved Enterprises.  In the event of failure to comply with these requirements, the benefits may be reduced or canceled and the Company may be required to refund the amount of the benefits it received, in whole or in part, including linkage and interest.  As of March 31, 2018, Management believes that the Company complied with all of the aforementioned requirements.

If the Company pays a dividend, the source of which is income derived from the Approved and/or Benefited Enterprises during the tax exempt period, the Company will be subject to corporate tax at the rate ordinarily applicable to the Approved/Benefited Enterprise from which it was exempt, on the gross amount of such dividend.

The Company has decided not to declare dividends out of such tax-exempt income.  Accordingly, no deferred income taxes have been provided on income attributable to the Company’s Approved and/or Benefited Enterprises.

Dividends paid by a company, the source of which is income derived from the Approved Enterprise accrued during the benefits period, are generally subject to withholding tax at a rate of 15% (which is withheld and paid by the company paying the dividend), and such withholding tax may be reduced by an applicable treaty if such dividends were paid during the benefits period or at any time up to 12 years thereafter.  The 12-year limitation does not apply to a FIC.

For the years ended March 31, 2018 and 2017, income not eligible for Approved and/or Benefited Enterprise benefits is taxed at the regular corporate income tax rate.

d.	The New Incentives Regime—Amendment 68 to the Investment Law

Under Amendment 68 to the Investment Law (“Amendment 68”), upon an irrevocable election made by a company, a uniform corporate tax rate will apply to all qualifying industrial income of such company (an “Industrial Company”), as opposed to the previous law’s incentives, which were limited to income from Approved/Benefited Enterprises during the benefits period.  Under the law, when the election is made, the uniform tax rate for 2014 and onwards will be 9% in areas in Israel designated as Development Zone A (decreased to 7.5% as of January 1, 2017) and 16% elsewhere in Israel.  The decrease of the uniform tax rate to 7.5% will be effective for the Company’s reporting periods starting April 1, 2017.  The profits of these Industrial Companies will be freely distributable as dividends, subject to withholding tax of 20% or lower, under an applicable tax treaty.  Certain “Special Preferred Enterprise” that meet more stringent criteria (significant investment, R&D or employment thresholds), and will enjoy further reduced tax rates of 5% in Zone A and 8% elsewhere.  In order to be classified as a “Special Preferred Enterprise,” the approval of three governmental authorities in Israel is required.  We did not elect to apply for Amendment 68 in tax year 2017 or 2016.

e.	The New Technological Enterprise Incentives Regime – 2017 Amendment to the Investment Law

Amendment 73 to the Investment Law (“the 2017 Amendment”), which came into effect as of January 1, 2017 is based on the "Nexus Principles", according to the OECD guidelines recently published as part of the Base Erosion and Profit Shifting (BEPS) project.

The new incentives regime will apply to "Preferred Technological Enterprises" that meet certain conditions, including all of the following:

1.	A company's average R&D expenses in the three years prior to the current tax year must be greater than or equal to 7% of its total revenue or exceed NIS 75 million (approximately $21,000) per year;
2.	A company must also satisfy one of the following conditions:
•	at least 20% of the workforce (or at least 200 employees) are employed in R&D;
•	a venture capital investment of an amount approximately equivalent to at least $2,000 was previously made in the company; or
•	growth in sales or workforce by an average of 25% over the three years preceding the tax year

A "Special Preferred Technological Enterprise" is an enterprise that meets conditions 1 and 2 above, and in addition is a part of a group of companies that have total annual consolidated revenues above NIS 10 billion (approximately $2,800,000).

Preferred Technological Enterprises will be subject to a corporate tax rate of 7.5% for operations in Development Zone A or 12% for operations outside of Development Zone A with respect to the portion of their income derived from certain types of proprietary IP as defined within the Investment Law and which were generally developed in Israel, while Special Preferred Technological Enterprises will be subject to 6% with respect to income related to such IP.  The withholding tax on dividends from these enterprises will be 4% for dividends paid to a foreign parent company holding at least 90% of the shares of the distributing company. For other dividend distributions, the withholding tax rate shall be 20% (or a lower rate under a tax treaty, if applicable).

We have evaluated the likely effect of the 2017 Amendment and have currently decided not to file a request to apply the new benefits under the 2017 Amendment.  We may decide in the future to make the above-mentioned election.

f.	Measurement of taxable income under the Income Tax (Inflationary Adjustments) Law, 1985 of Israel:

With respect to the Israeli entity, commencing in taxable year 2003, the Company elected to measure its taxable income and file its tax returns in U.S. dollars in keeping with Israeli Income Tax Regulations, 1986 (Principles Regarding the Management of Books of Account of Foreign Invested Companies and Certain Partnerships and the Determination of Their Taxable Income).  Such an election was binding to the Company for three years.  Accordingly, commencing taxable year 2003, results for tax purposes are measured in U.S. Dollar terms.  After the initial three-year term, the Company must make the election on an annual basis.  Through taxable year 2017, the Company has consistently elected, for tax purposes, to measure its earnings in U.S. dollars.

g.	Income from continuing and discontinued operations before income taxes is comprised of the following:

	Year ended March 31,
	2018	2017	2016
Domestic (Israel)	$91,485	$123,707	$290,946
Foreign (North America, the Cayman Islands, Ireland and the U.K.)	200,548	436,739	345,638
Income from continuing and discontinued operations before taxes	$292,033	$560,446	$636,584

h.	Taxes on income are comprised of the following:

	Year ended March 31,
	2018	2017	2016
Current taxes	$27,687	$25,396	$66,785
Prior years' (benefits) taxes	(1,830)	(2,444)	2,540
Deferred income taxes	56,097	80,828	25,988
	$81,954	$103,780	$95,313

Domestic (Israel)	$17,373	$26,175	$34,254
Foreign (North America, the Cayman Islands, Ireland and the U.K.)	64,581	77,605	61,059
	$81,954	$103,780	$95,313

Included within current and deferred income tax expense are benefits relating to research and development tax credits at Taro Canada of $1,091, $955 and $884 for the years ended March 31, 2018, 2017 and 2016, respectively.  Taro Canada uses the “flow-through” method and therefore records the benefits in earnings in the period the tax credits are utilized.

On December 22, 2017, the U.S. enacted the Tax Cuts and Jobs Act (the “Tax Act”), which among other provisions, reduced the U.S. corporate tax rate from 35% to 21%, effective January 1, 2018. Fiscal year filers, such as Taro USA, recognize a partial reduction in the U.S. corporate tax rate for their year ending after January 1, 2018 and thereafter recognize the full reduction in the U.S. corporate tax rate.  For the year ending March 31, 2018 Taro USA is subject to a 31.5% federal tax rate and for subsequent years Taro USA is subject to a 21% federal tax rate.  Taro USA re-measured its deferred tax assets and liabilities, based on the 21% rate. The estimated tax cost recorded related to the re-measurement of the deferred tax balance was $38,000.

The Tax Act changed the manner in which companies may utilize losses carried forward.  For losses in tax years ending after December 31, 2017 losses may carry forward an unlimited number of years, however losses may only offset 80% of the federal taxable income in each future year.  Taro USA generated an estimated $22,596 loss during the year ended March 31, 2018 and this estimated loss is subject to the above changes.  The Tax Act created a variety of other taxes and incentives; however, the Company currently believes these other provisions have limited or no impact on Taro USA.  We are still in the process of evaluating the impact on future years.

As a result of the Zalicus acquisition and subsequent amalgamation of Zalicus with Taro Canada, Taro Canada recognized approximately $36,000 of tax loss carryforwards and investment tax credits in the year ended March 31, 2016.

As a result of the Thallion Pharmaceuticals Ltd. acquisition in March 2017 and subsequent amalgamation of Thallion with Taro Canada, Taro Canada recognized approximately $29,500 of tax loss carryforwards and investment tax credits in the year ended March 31, 2018.

Included within current and deferred income tax expense are benefits relating to state tax credits at Taro U.S.A. of $79 for the year ended March 31, 2016.

i.	Reconciliation of the statutory tax rate of the parent company in Israel to the effective consolidated tax rate:

	Year ended March 31,
	2018	2017	2016
Statutory tax rate (in Israel)	24.0%	25.0%	26.5%

(Decrease) increase in effective tax rate due to:
Tax benefits from reduced tax rates under benefit programs and other	(7.8%)	(5.2%)	(6.0%)
Utilization of net operating losses	(2.5%)	—	(5.0%)
Different tax rates applicable to non-Israeli subsidiaries	(2.3%)	(1.5%)	(2.5%)
Uncertain tax positions, net	(3.3%)	0.7%	1.5%
Taxes from prior years	5.7%	(0.5%)	0.5%
Change in Federal corporate income tax rate	14.2%	—	—
Effective consolidated tax rate	28.0%	18.5%	15.0%

j.	Current taxes are calculated at the following rates:

	Year ended March 31,
	2018	2017	2016
On Israeli operations (not including “Approved Enterprise”)	24.0%	25.0%	26.5%
On U.S. operations *	31.7%	35.2%	35.2%
On Canadian operations *	25.0%	25.0%	25.0%
On U.K. operations *	20.0%	20.0%	20.0%
On Ireland operations *	12.5%	12.5%	12.5%

*

The U.S., Canadian, U.K., and Irish subsidiaries are taxed on the basis of the tax laws prevailing in their countries of residence.  The Canadian subsidiary qualifies for research and development tax credits and manufacturing and processing credits, thereby reducing its effective tax rate.

k.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes and carryforward losses.

	March 31,
	2018	2017
Deferred tax assets:
Operating carryforward loss	$4,745	$18,143
Capital carryforward loss	17,219	—
Deferred revenue	19,245	22,137
Property, plant, and equipment	—	789
Accrued expenses	50,704	86,760
Bad debt allowance	46	112
Amortization and impairment	6,207	4,435
Other, net	6,310	21,419
Total deferred tax assets	104,476	153,795
Valuation allowance for deferred tax assets	(17,219)	(11,407)
Net deferred tax assets	87,257	142,388
Deferred tax liabilities:
Property, plant, and equipment	(2,873)	(2,086)
Other, net	(355)	(316)
Total deferred tax liabilities	(3,228)	(2,402)
Net deferred tax assets	$84,029	$139,986
Domestic	$13,004	$11,152
Foreign	71,025	128,834
	$84,029	$139,986

The deferred income taxes are presented on the consolidated balance sheets as follows:

	March 31,
	2018	2017
Among current assets (“other receivables and prepaid expenses”)	$—	$132,064
Among non-current assets	87,257	10,324
Among short-term liabilities	—	(288)
Among long-term liabilities	(3,228)	(2,114)
	$84,029	$139,986

The Company changed its method of deducting certain customer rebates and allowances in the U.S. for the March 31, 2017 annual tax filing.  As a result of this change, the Company converted $49,374 of its deferred tax asset to tax receivable, which is reflected in the March 31, 2017 balances.

l.	Carryforward tax losses:
1.	The Company:

As of March 31, 2018, the Company has $74,864 carryforward capital losses.  Please refer to Note 15.c. and Note 17.p. for additional information relating to Israel’s carryforward capital losses.

2.	Canadian subsidiary:

As of March 31, 2018, this subsidiary has no carryforward losses.

3.	U.K. subsidiary:

As of March 31, 2018, this subsidiary has no carryforward losses and  is in the process of liquidation.

4.	Irish subsidiary:

As of March 31, 2018, this subsidiary has no carryforward losses and was dissolved as of January 2018.

5.	U.S. subsidiary:

As of March 31, 2018, this subsidiary has carryforward losses of $22,596.

6.	Hungarian subsidiary:

As of March 31, 2018, this subsidiary has no carryforward losses and was dissolved as of February 2017.

m.	The Company’s Board of Directors has determined that its U.S. subsidiary will not pay any dividend as long as such payment will result in any tax expense for the Company.
n.

At March 31, 2018, deferred income taxes were not provided for on a cumulative total of $1,347,997 of the undistributed earnings of Taro Canada, which are not taxable provided earnings remain undistributed.  Taro Canada intends to invest these earnings indefinitely in its operations.

o.	Foreign withholding taxes have been accrued as necessary by the Company and its subsidiaries.
p.	Tax assessments:

The Company completed its tax assessments with the Israeli tax authorities for years through 2014.  In February 2017, after consulting with its tax advisors, the Company filed an appeal pursuant to Section 153 of the Income Tax Ordinance (New Version), 1961 in the Haifa District Court. The appeal challenged the Israel Tax Authority’s (“ITA”) tax assessment for the period of January 1, 2010 through March 31, 2014 in the amount of $40,782 (before interest, linkage and penalties), and denial of an unutilized capital loss in an amount of $74,551 that had been claimed by the Company.

In March 2018, the Company reached a settlement with the ITA, under which the Company is obligated to pay a reduced tax assessment of $15,000, and the Company was permitted to record the unutilized capital loss, transfer intellectual property from TNA to Taro Israel and Taro Canada and reorganize assets held by our subsidiaries without triggering an Israeli tax event (the “Settlement”). The Settlement settled all tax disputes between the parties for the tax years 2010 through 2014 as well as related tax issues with respect to the tax years 2015 through 2016, which years were not subject to the controversy.

Taro U.S.A. completed its tax assessments with the U.S. tax authorities for the years through March 31, 2014.  The Company is currently under examination by the U.S. tax authorities for the year ended March 31, 2015.  The Company may be subject to examination by the U.S. tax authorities for the years ended March 31, 2016 and onward.  The Company believes that its tax provision is adequate to satisfy any assessments resulting from examination related to these years.

Taro Canada completed its tax assessments with the Canadian tax authorities for the years through 2011.  The Company’s tax provision was materially adequate to satisfy these assessments.  The Company is under examination by the Canada tax authorities for the year ended March 31, 2015 and the short period ended October 4, 2015.  Taro Canada remains subject to examination by the Canadian tax authorities for years after October 4, 2015 according to the statute of limitations.  The Company believes that its tax provision is adequate to satisfy any assessments resulting from examinations related to these years.

q.	Uncertain tax positions:

The Company adopted FASB ASC Section 740-10-25, “Income Taxes-Overall-Recognition,” effective January 1, 2007, which prescribes a model for how a company should recognize, measure, present and disclose in its financial statements uncertain tax positions that it has taken or expects to take on a tax return (see Note 2.h).

	Year ended March 31,
	2018	2017	2016
Unrecognized tax exposure at beginning of year	$23,457	$22,093	$8,966
Increases as a result of positions taken in prior period	—	750	6
Decreases as a result of positions taken in prior period	(15,506)	(4,794)	4,393
Increases as a result of positions taken in current period	8,859	5,408	8,728
Unrecognized tax exposure at end of year	$16,810	$23,457	$22,093

The total amount of interest and penalties recognized on the consolidated statement of operations for the years ended March 31, 2018, 2017 and 2016, were $0, $1,379, and $759, respectively.  The total amount of interest and penalties recognized on the consolidated balance sheets at March 31, 2018 and 2017 were $0 and $2,674, respectively.

The total amount of unrecognized tax benefits, which would impact the effective tax rate if recognized, was $16,810 and $23,457 at March 31, 2018 and 2017, respectively.